Summary of Significant Accounting Policies (Policies)	12 Months Ended
Oct. 30, 2016
Summary of Significant Accounting Policies
Principles of Consolidation

Principles of Consolidation: The consolidated financial statements include the accounts of Hormel Foods Corporation (the Company) and all of its majority-owned subsidiaries after elimination of intercompany accounts, transactions, and profits.

Stock Split

Stock Split: On November 23, 2015, the Company’s Board of Directors authorized a two-for-one split of the Company’s voting common stock, which was subsequently approved by shareholders at the Company’s Annual Meeting on January 26, 2016, and effected on January 27, 2016. The Company’s voting common stock was reclassified by reducing the par value from $.0293 per share to $.01465 per share and the number of authorized shares was increased from 800 million to 1.6 billion shares, in order to effect the two-for-one stock split. The Company distributed the additional shares of $.01465 par value common stock on February 9, 2016, and the shares began trading at the post-split price on February 10, 2016.

Unless otherwise noted, all prior year share amounts and per share calculations throughout this Annual Report have been restated to reflect the impact of this split and to provide data on a comparable basis. Such restatements include calculations regarding the Company’s weighted-average shares, earnings per share, and dividends per share, as well as disclosures regarding the Company’s stock-based compensation plans and share repurchase activity.

Use of Estimates

Use of Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles (U.S. GAAP) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Fiscal Year	Fiscal Year: The Company’s fiscal year ends on the last Sunday in October. Fiscal year 2016 consisted of 53 weeks and fiscal years 2015 and 2014 consisted of 52 weeks.
Cash and Cash Equivalents

Cash and Cash Equivalents: The Company considers all investments with an original maturity of three months or less on their acquisition date to be cash equivalents. The Company’s cash equivalents as of October 30, 2016, and October 25, 2015, consisted primarily of bank deposits, money market funds rated AAA, or other highly liquid investment accounts. The Net Asset Value (NAV) of the Company’s money market funds is based on the market value of the securities in their portfolio.

Fair Value Measurements

Fair Value Measurements: Pursuant to the provisions of Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820), the Company measures certain assets and liabilities at fair value or discloses the fair value of certain assets and liabilities recorded at cost in the consolidated financial statements. Fair value is calculated as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). ASC 820 establishes a fair value hierarchy which requires assets and liabilities measured at fair value to be categorized into one of three levels based on the inputs used in the valuation. The Company classifies assets and liabilities in their entirety based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1: Observable inputs based on quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Observable inputs, other than those included in Level 1, based on quoted prices for similar assets and liabilities in active markets, or quoted prices for identical assets and liabilities in inactive markets.

Level 3: Unobservable inputs that reflect an entity’s own assumptions about what inputs a market participant would use in pricing the asset or liability based on the best information available in the circumstances.

See additional discussion regarding the Company’s fair value measurements in Notes G, H, and M.

Investments

Investments: The Company maintains a rabbi trust to fund certain supplemental executive retirement plans and deferred income plans, which is included in other assets on the Consolidated Statements of Financial Position. The securities held by the trust are classified as trading securities and consist mainly of fixed return investments. Therefore, unrealized gains and losses associated with these investments are included in the Company’s earnings. Securities held by the trust generated gains of $2.6 million, $2.4 million, and $2.9 million for fiscal years 2016, 2015, and 2014, respectively.

Inventories

Inventories: Inventories are stated at the lower of cost or market. Cost is determined principally under the average cost method. Adjustments to the Company’s lower of cost or market inventory reserve are reflected in cost of products sold in the Consolidated Statements of Operations.

Property, Plant and Equipment

Property, Plant and Equipment: Property, plant and equipment are stated at cost. The Company uses the straight-line method in computing depreciation. The annual provisions for depreciation have been computed principally using the following ranges of asset lives: buildings 20 to 40 years, machinery and equipment 5 to 10 years.

Internal-use software development and implementation costs are expensed until the Company has determined that the software will result in probable future economic benefits, and management has committed to funding the project. Thereafter, all material development and implementation costs, and purchased software costs, are capitalized as part of machinery and equipment and amortized using the straight-line method over the remaining estimated useful lives.

Goodwill and Other Indefinite-Lived Intangibles

Goodwill and Other Indefinite-Lived Intangibles: Indefinite-lived intangible assets are originally recorded at their estimated fair values at date of acquisition and the residual of the purchase price is recorded to goodwill. Goodwill and other indefinite-lived intangible assets are allocated to reporting units that will receive the related sales and income. Goodwill and indefinite-lived intangible assets are tested annually for impairment, or more frequently if impairment indicators arise.

In conducting the annual impairment test for goodwill, the Company first performs a qualitative assessment to determine whether it is more likely than not (> 50% likelihood) that the fair value of any reporting unit is less than its carrying amount. If the Company concludes this is the case, then a two-step quantitative test for goodwill impairment is performed for the appropriate reporting units. Otherwise, the Company concludes no impairment is indicated and does not perform the two-step test.

In conducting the initial qualitative assessment, the Company analyzes actual and projected growth trends for net sales, gross margin, and segment profit for each reporting unit, as well as historical performance versus plan and the results of prior quantitative tests performed. Additionally, the Company assesses critical areas that may impact its business, including macroeconomic conditions and the related impact, market-related exposures, any plans to market all or a portion of their business, competitive changes, new or discontinued product lines, changes in key personnel, or any other potential risks to their projected financial results.

If performed, the quantitative goodwill impairment test is a two-step process performed at the reporting unit level. First, the fair value of each reporting unit is compared to its corresponding carrying value, including goodwill. The fair value of each reporting unit is estimated using discounted cash flow valuations (Level 3), which incorporate assumptions regarding future growth rates, terminal values, and discount rates. The estimates and assumptions used consider historical performance and are consistent with the assumptions used in determining future profit plans for each reporting unit, which are approved by the Company’s Board of Directors. If the first step results in the carrying value exceeding the fair value of any reporting unit, then a second step must be completed in order to determine the amount of goodwill impairment that should be recorded. In the second step, the implied fair value of the reporting unit’s goodwill is determined by allocating the reporting unit’s fair value to all of its assets and liabilities other than goodwill in a manner similar to a purchase price allocation. The implied fair value of the goodwill that results from the application of this second step is then compared to the carrying amount of the goodwill and an impairment charge is recorded for the difference.

During fiscal years 2016, 2015, and 2014, as a result of the qualitative testing performed, no impairment charges were recorded other than for the Company’s Diamond Crystal Brands (DCB) assets held for sale. See additional discussion regarding the Company’s assets held for sale in Note E.

In conducting the annual impairment test for its indefinite-lived intangible assets, the Company first performs a qualitative assessment to determine whether it is more likely than not (> 50% likelihood) that an indefinite-lived intangible asset is impaired. If the Company concludes that this is the case, then a quantitative test for impairment must be performed. Otherwise, the Company does not need to perform a quantitative test.

In conducting the initial qualitative assessment, the Company analyzes growth rates for historical and projected net sales and the results of prior quantitative tests performed. Additionally, each reporting unit assesses critical areas that may impact their intangible assets or the applicable royalty rates to determine if there are factors that could indicate impairment of the asset.

If performed, the quantitative impairment test compares the fair value and carrying value of the indefinite-lived intangible asset. The fair value of indefinite-lived intangible assets is primarily determined on the basis of estimated discounted value, using the relief from royalty method (Level 3), which incorporates assumptions regarding future sales projections and discount rates. If the carrying value exceeds fair value, the indefinite-lived intangible asset is considered impaired and an impairment charge is recorded for the difference. Even if not required, the Company periodically elects to perform the quantitative test in order to confirm the qualitative assessment.

Based on the qualitative assessment conducted in fiscal year 2016, performance of the quantitative test was not required for any of the Company’s indefinite-lived intangible assets. No impairment charges were recorded for indefinite-lived intangible assets for fiscal years 2016, 2015, or 2014.

Impairment of Long-lived and Definite-Lived Intangible Assets

Impairment of Long-Lived Assets and Definite-Lived Intangible Assets: Definite-lived intangible assets are amortized over their estimated useful lives. The Company reviews long-lived assets and definite-lived intangible assets for impairment annually, or more frequently when events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If impairment indicators are present and the estimated future undiscounted cash flows are less than the carrying value of the assets and any related goodwill, the carrying value is reduced to the estimated fair value. No material write-downs were recorded in fiscal years 2016, 2015, or 2014.

Assets Held For Sale

Assets Held For Sale: The Company classifies assets as held for sale when management approves and commits to a formal plan of sale with the expectation the sale will be completed within one year. The net assets of the business held for sale are then recorded at the lower of their current carrying value or the fair market value, less costs to sell. See additional discussion regarding the Company’s assets held for sale in Note E.

Employee Benefit Plans

Employee Benefit Plans: The Company has elected to use the corridor approach to recognize expenses related to its defined benefit pension and other post-retirement benefit plans. Under the corridor approach, actuarial gains or losses resulting from experience different from that assumed and from changes in assumptions are deferred and amortized over future periods. For the defined benefit pension plans, the unrecognized gains and losses are amortized when the net gain or loss exceeds 10.0% of the greater of the projected benefit obligation or the fair value of plan assets at the beginning of the year. For the other post-retirement plans, the unrecognized gains and losses are amortized when the net gain or loss exceeds 10.0% of the accumulated pension benefit obligation at the beginning of the year. For plans with active employees, net gains or losses in excess of the corridor are amortized over the average remaining service period of participating employees expected to receive benefits under those plans. For plans with only retiree participants, net gains or losses in excess of the corridor are amortized over the average remaining life of the retirees receiving benefits under those plans.

Contingent Liabilities

Contingent Liabilities: The Company may be subject to investigations, legal proceedings, or claims related to the on-going operation of its business, including claims both by and against the Company. Such proceedings typically involve claims related to product liability, contract disputes, wage and hour laws, employment practices, or other actions brought by employees, consumers, competitors, or suppliers. The Company establishes accruals for its potential exposure, as appropriate, for claims against the Company when losses become probable and reasonably estimable. Where the Company is able to reasonably estimate a range of potential losses, the Company records the amount within that range which constitutes the Company’s best estimate. The Company also discloses the nature of and range of loss for claims against the Company when losses are reasonably possible and material.

Foreign Currency Translation

Foreign Currency Translation: Assets and liabilities denominated in foreign currency are translated at the current exchange rate as of the statement of financial position date, and amounts in the statement of operations are translated at the average monthly exchange rate. Translation adjustments resulting from fluctuations in exchange rates are recorded as a component of accumulated other comprehensive loss in shareholders’ investment.

When calculating foreign currency translation, the Company deemed its foreign investments to be permanent in nature and has not provided for taxes on currency translation adjustments arising from converting the investment in a foreign currency to U.S. dollars.

Derivatives and Hedging Activity

Derivatives and Hedging Activity: The Company uses commodity and currency positions to manage its exposure to price fluctuations in those markets. The contracts are recorded at fair value on the Consolidated Statements of Financial Position within other current assets or accounts payable. Additional information on hedging activities is presented in Note H.

Equity Method Investments

Equity Method Investments: The Company has a number of investments in joint ventures where its voting interests are in excess of 20 percent but not greater than 50 percent and for which there are no other indicators of control. The Company accounts for such investments under the equity method of accounting, and its underlying share of each investee’s equity is reported in the Consolidated Statements of Financial Position as part of investments in and receivables from affiliates.

The Company regularly monitors and evaluates the fair value of our equity investments. If events and circumstances indicate that a decline in the fair value of these assets has occurred and is other than temporary, the Company will record a charge in equity in earnings of affiliates in the Consolidated Statements of Operations. The Company’s equity investments do not have a readily determinable fair value as none of them are publicly traded. The fair values of the Company’s private equity investments are determined by discounting the estimated future cash flows of each entity. These cash flow estimates include assumptions on growth rates and future currency exchange rates (Level 3). Excluding charges related to the exit from international joint venture businesses in fiscal year 2015, there were no other charges on any of the Company’s equity investments in fiscal years 2016, 2015, or 2014. See additional discussion regarding the Company’s equity method investments in Note I.

Revenue Recognition

Revenue Recognition: The Company recognizes sales when title passes upon delivery of its products to customers, net of applicable provisions for discounts, returns, and allowances. Products are delivered upon receipt of customer purchase orders with acceptable terms, including price and reasonably assured collectability.

The Company offers various sales incentives to customers and consumers. Incentives that are offered off-invoice include prompt pay allowances, will call allowances, spoilage allowances, and temporary price reductions. These incentives are recognized as reductions of revenue at the time title passes. Coupons are used as an incentive for consumers to purchase various products. The coupons reduce revenues at the time they are offered, based on estimated redemption rates. Promotional contracts are performed by customers to promote the Company’s products to consumers. These incentives reduce revenues at the time of performance through direct payments and accrued promotional funds. Accrued promotional funds are unpaid liabilities for promotional contracts in process or completed at the end of a quarter or fiscal year. Promotional contract accruals are based on a review of the unpaid outstanding contracts on which performance has taken place. Estimates used to determine the revenue reduction include the level of customer performance and the historical spend rate versus contracted rates.

Allowance for Doubtful Accounts

Allowance for Doubtful Accounts: The Company estimates the allowance for doubtful accounts based on a combination of factors, including the age of its accounts receivable balances, customer history, collection experience, and current market factors. Additionally, a specific reserve may be established if the Company becomes aware of a customer’s inability to meet its financial obligations.

Advertising Expenses

Advertising Expenses: Advertising costs are expensed when incurred. Advertising expenses include all media advertising but exclude the costs associated with samples, demonstrations, and market research. Advertising costs for fiscal years 2016, 2015, and 2014 were $204.1 million, $145.3 million, and $114.4 million, respectively.

Shipping and Handling Costs	Shipping and Handling Costs: The Company’s shipping and handling expenses are included in cost of products sold.
Research and Development Expenses

Research and Development Expenses: Research and development costs are expensed as incurred and are included in selling, general and administrative expenses. Research and development expenses incurred for fiscal years 2016, 2015, and 2014 were $34.7 million, $32.0 million, and $29.9 million, respectively.

Income Taxes

Income Taxes: The Company records income taxes in accordance with the liability method of accounting. Deferred taxes are recognized for the estimated taxes ultimately payable or recoverable based on enacted tax law. Changes in enacted tax rates are reflected in the tax provision as they occur.

In accordance with ASC 740, Income Taxes, the Company recognizes a tax position in its financial statements when it is more likely than not that the position will be sustained upon examination based on the technical merits of the position. That position is then measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate settlement.

Employee Stock Options

Employee Stock Options: The Company records stock-based compensation expense in accordance with ASC 718, Compensation - Stock Compensation. For options subject to graded vesting, the Company recognizes stock-based compensation expense ratably over the shorter of the vesting period or requisite service period. Stock-based compensation expense for grants made to retirement-eligible employees is recognized on the date of grant.

Share Repurchases

Share Repurchases: On January 29, 2013, the Company’s Board of Directors authorized the repurchase of 10.0 million shares of its common stock with no expiration date. On a pre-split basis, 0.4 million shares were purchased from The Hormel Foundation under this authorization at the average closing price for the three days of September 15, September 16, and September 17, 2015, or $62.32. The Company purchased 1.3 million shares at an average price of $46.87 during fiscal year 2014 on a pre-split basis.

On November 23, 2015, the Company’s Board of Directors authorized a two-for-one split of the Company’s voting common stock. As part of the Board’s approval of that stock split, the number of shares remaining to be repurchased was adjusted proportionately. On a post-split basis, 2.4 million shares at an average price of $36.84 were purchased during fiscal year 2016 under the current authorization in place.

Supplemental Cash Flow Information

Supplemental Cash Flow Information: Non-cash investment activities presented on the Consolidated Statements of Cash Flows generally consist of unrealized gains or losses on the Company’s rabbi trust. The noted investments are included in other assets or short-term marketable securities on the Consolidated Statements of Financial Position. Changes in the value of these investments are included in the Company’s net earnings and are presented in the Consolidated Statements of Operations as either interest and investment income or interest expense, as appropriate.

On March 16, 2015, the Company purchased the remaining 19.29% ownership interest in its Shanghai Hormel Foods Corporation joint venture from the minority partner Shanghai Shangshi Meat Products Co. Ltd., resulting in 100.0% ownership of that business. The interest was purchased with $11.7 million in cash, along with the transfer of land use rights and buildings held by the joint venture. The difference between the fair value of the consideration given and the reduction in the noncontrolling interest was recognized as an $11.9 million reduction in additional paid-in capital attributable to the Company. The Company will continue to manufacture at the Shanghai facility by leasing the land use rights and buildings from the previous minority partner.

Accounting Changes and Recent Accounting Pronouncements

Accounting Changes and Recent Accounting Pronouncements: In January 2014, the Financial Accounting Standards Board (FASB) updated the guidance within ASC 323, Investments-Equity Method and Joint Ventures. The update provides guidance on accounting for investments by a reporting entity in flow-through limited liability entities that manage or invest in affordable housing projects qualifying for the low-income housing tax credit. The amendments modify the conditions a reporting entity must meet to be eligible to use a method other than the equity or cost methods to account for qualified affordable housing project investments. If the modified conditions are met, the amendments permit an entity to make an accounting policy election to amortize the initial cost of the investment in proportion to the amount of tax credits and other tax benefits received and recognize the net investment performance in the income statement as a component of income tax expense (benefit). Additionally, the amendments introduce new recurring disclosures about all investments in qualified affordable housing projects irrespective of the method used to account for the investments. The updated guidance is to be applied retrospectively and is effective for fiscal years, and interim periods within those years, beginning after December 15, 2014, with early adoption permitted. The Company adopted the new provisions of this accounting standard at the beginning of fiscal year 2016, and adoption did not have a material impact on its consolidated financial statements.

In May 2014, the FASB issued ASC 606, Revenue from Contracts with Customers. This topic converges the guidance within U.S. GAAP and international financial reporting standards and supersedes ASC 605, Revenue Recognition. The new standard requires companies to recognize revenue to depict the transfer of goods or services to customers in amounts that reflect the consideration to which the company expects to be entitled in exchange for those goods or services. The new standard will also result in enhanced disclosures about revenue, provide guidance for transactions which were not previously addressed comprehensively, and improve guidance for multiple-element arrangements. On July 8, 2015, the FASB approved a one-year deferral of the effective date. The new guidance is effective for annual reporting periods beginning after December 15, 2017, including interim reporting periods within that reporting period, and early adoption is permitted for annual reporting periods beginning after December 15, 2016. Accordingly, the Company expects to adopt the provisions of this new accounting standard at the beginning of fiscal year 2019, and is currently assessing the impact on its consolidated financial statements with a focus on arrangements with customers.

In April 2015, the FASB updated the guidance within ASC 835, Interest. The update provides guidance on simplifying the presentation of debt issuance costs. The amendments require debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability. The updated guidance is effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years, with early adoption permitted. The Company expects to adopt the new provisions of this accounting standard at the beginning of fiscal year 2017, and adoption will not have a material impact on its consolidated financial statements.

In April 2015, the FASB updated the guidance within ASC 715, Compensation-Retirement Benefits. The update provides guidance on simplifying the measurement date for defined benefit plan assets and obligations. The amendments allow employers with fiscal year ends that do not coincide with a calendar month end to make an accounting policy election to measure defined benefit plan assets and obligations as of the end of the month closest to their fiscal year ends. The updated guidance is effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years, with early adoption permitted. The Company adopted the new provisions of this accounting standard at the beginning of fiscal year 2016, with no accounting policy change elected.

In May 2015, the FASB updated the guidance within ASC 820, Fair Value Measurements and Disclosures. The update provides guidance on the disclosures for investments in certain entities that calculate NAV per share (or its equivalent). The amendments remove the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share (or its equivalent) as a practical expedient. The updated guidance is to be applied retrospectively and is effective for annual reporting periods beginning after December 15, 2015, and interim periods within those fiscal years, with early adoption permitted. The Company expects to adopt the new provisions of this accounting standard at the beginning of fiscal year 2017, and adoption is not expected to have a material impact on its consolidated financial statements as it will impact year-end disclosures only.

In November 2015, the FASB updated the guidance within ASC 740, Balance Sheet Classification of Deferred Taxes. The update requires all deferred tax assets and liabilities, along with any related valuation allowance, be classified as noncurrent on the balance sheet. The updated guidance is effective for fiscal years beginning after December 15, 2016, and interim periods within those fiscal years, with early adoption permitted. The Company adopted the new provisions of this accounting standard prospectively at the beginning of fiscal year 2016, and adoption did not have a material impact on its consolidated financial statements.

In February 2016, the FASB updated the guidance within ASC 842, Leases. The update requires lessees to put most leases on their balance sheets while recognizing expenses on their income statements in a manner similar to current U.S. GAAP. The guidance also eliminates current real estate-specific provisions for all entities. For lessors, the guidance modifies the classification criteria and the accounting for sales-type and direct financing leases. The updated guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The Company is currently assessing the timing and impact of adopting the updated provisions.

In March 2016, the FASB updated the guidance within ASC 718, Compensation-Stock Compensation. The update simplifies several aspects of the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. The updated guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. Early adoption is permitted in any interim or annual period, with adjustments reflected as of the beginning of the fiscal year. The Company is currently assessing the timing and impact of adopting the updated provisions.

In June 2016, the FASB updated the guidance within ASC 326, Financial Instruments - Credit Losses. The update provides guidance on the measurement of credit losses for most financial assets and certain other instruments that are not measured at fair value through net income. The amendments replace the current incurred loss impairment methodology with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. The updated guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019, including interim periods within those fiscal years. Early adoption is permitted for all entities for fiscal years beginning after December 15, 2018, and interim periods therein. The Company is currently assessing the timing and impact of adopting the updated provisions.

In August 2016, the FASB updated the guidance within ASC 230, Statement of Cash Flows. The update makes eight targeted changes to how cash receipts and cash payments are presented and classified in the statement of cash flows. The updated guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017, with early adoption permitted provided all amendments are adopted in the same period. The guidance requires application using a retrospective transition method. The Company is currently assessing the timing and impact of adopting the updated provisions.

In October 2016, the FASB updated the guidance within ASC 740, Income Taxes. The updated guidance requires the recognition of the income tax consequences of an intra-entity asset transfer, other than transfers of inventory, when the transfer occurs. For intra-entity transfers of inventory, the income tax effects will continue to be deferred until the inventory has been sold to a third party. The updated guidance is effective for reporting periods beginning after December 15, 2017, with early adoption permitted only within the first interim period of a fiscal year. The guidance is required to be applied on a modified retrospective basis through a cumulative-effect adjustment directly to retained earnings as of the beginning of the period of adoption. The Company is currently assessing the timing and impact of adopting the updated provisions.